Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Related Party Transactions

The Company contracts with a related party to rent office space, be provided with office support staff, and have consultancy services provided on behalf of the Company. See Note 8 for obligation under the contract.

The Company contracts with a related party to rent office space, hire office support staff, and receive various consultancy services. See Note 11 for obligations under the contract.